Income Taxes (Details)		12 Months Ended					36 Months Ended
	Apr. 07, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)
Income Tax [Line Items]
Assessable profits		$ 405,332		$ 342,047	$ 134,283
Significant unrecognized uncertain tax positions (in Dollars)
Enterprise Income Tax [Member] | PRC [Member]
Income Tax [Line Items]
Tax rate		25.00%	25.00%
Hong Kong [Member] | Minimum [Member]
Income Tax [Line Items]
Tax rate		8.25%	8.25%
Assessable profits			$ 2,000,000
Hong Kong [Member] | Maximum [Member]
Income Tax [Line Items]
Tax rate		16.50%	16.50%
Assessable profits			$ 2,000,000
Small-Scale and Low-Profit Enterprise [Member] | PRC [Member]
Income Tax [Line Items]
Tax rate	2.50%						5.00%
Assessable profits	$ 160,000
Small-Scale and Low-Profit Enterprise [Member] | Minimum [Member] | PRC [Member]
Income Tax [Line Items]
Assessable profits						$ 160,000	$ 160,000
Small-Scale and Low-Profit Enterprise [Member] | Maximum [Member] | PRC [Member]
Income Tax [Line Items]
Assessable profits		$ 470,000
Small-Scale and Low-Profit Enterprise [Member] | Ewatt [Member]
Income Tax [Line Items]
Tax rate					2.50%
Assessable profits					$ 160,000
HNTE [Member] | PRC [Member]
Income Tax [Line Items]
Tax rate		15.00%	15.00%
PRC [Member]
Income Tax [Line Items]
Tax rate		50.00%	50.00%
PRC [Member] | Small-Scale and Low-Profit Enterprise [Member]
Income Tax [Line Items]
Tax rate		10.00%	10.00%
PRC [Member] | Small-Scale and Low-Profit Enterprise [Member] | Maximum [Member]
Income Tax [Line Items]
Assessable profits							$ 470,000